Earnings per share (Details) - € / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share
Basic earnings per ordinary share (in euro per share)	€ 0.7739	€ 1.2151	€ 1.0530
Diluted earnings per ordinary share (in euro per share)	€ 0.7665	€ 1.2045	€ 1.0464
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,143,600,000	1,193,500,000	1,249,700,000
Diluted (a)	1,154,600,000	1,204,000,000	1,257,500,000
Weighted average share options assumed to be converted	11.0	10.5	7.8